PROPERTY AND EQUIPMENT	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

5.	PROPERTY AND EQUIPMENT

The following table sets forth the components of the Company’s property and equipment at March 31, 2022 and December 31, 2021:

	March 31, 2022			December 31, 2021
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Capital assets subject to depreciation:
Computers, software and office equipment	$2,655,372	$(2,409,116)	$246,256	$2,698,172	$(2,399,978)	$298,194
Machinery and equipment	183,400	(164,201)	19,199	183,618	(162,647)	20,971
Vehicles	99,856	(80,950)	18,906	101,674	(76,497)	25,177
Furniture and fixtures	398,532	(364,230)	34,302	401,862	(365,075)	36,787
Leasehold improvements	1,138,039	(962,786)	175,253	1,086,518	(955,547)	130,971
Total fixed assets	4,475,199	(3,981,283)	493,916	4,471,844	(3,959,744)	512,100
Capital assets not subject to depreciation:
Construction in progress	24,813	–	24,813	65,888	–	65,888
Total fixed assets	$4,500,012	$(3,981,283)	$518,729	$4,537,732	$(3,959,744)	$577,988

For the three months ended March 31, 2022 and 2021, the Company recorded depreciation expense of $92,674 and $120,786, respectively.